ACCOUNTS RECEIVABLE AND OTHER (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Derivative assets	$ 69		$ 69		$ 164
Accounts receivable - net of expected credit loss	565		565		753
Restricted cash and deposits	322		322		292
Prepaid expenses	276		276		330
Other current assets	465		465		332
Total accounts receivable and other	1,697		1,697		1,871
Expected credit loss	120		120		$ 114
Loss allowance	$ 12	$ 37	$ 25	$ 37
Office rent collections, percentage	89.00%
COVID-19, rent deferral percentage			1.00%
COVID-19, rent abatement percentage			3.00%